Related party transactions - Other transactions (Details)	1 Months Ended	3 Months Ended		12 Months Ended		24 Months Ended
	May 31, 2024	Sep. 30, 2024 vessel	Dec. 31, 2021 vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2023 vessel	Mar. 31, 2024 USD ($)	Dec. 31, 2022 vessel	Nov. 30, 2022 vessel	Aug. 31, 2021 vessel	Dec. 31, 2020 vessel
Disclosure of transactions between related parties [line items]
Number of vessels				1
Termination notice required upon sale of vehicle				3 months
Term of management payments due upon sale of vessel				3 months
Number of vessels sold						20
Post-employment benefit expense, defined contribution plans | $				$ 1,800,000	$ 2,000,000
Employer contributions | $				200,000
Emissions management fee, monthly rate per ship | $				350
Emissions management fee, monthly rate for time chartered-out vessels | $				$ 150
Commission per carbon trade				1.25%
Licensing agreement, fee as a percentage of realized savings	33.00%
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels										9
Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of vessels										5
Product tanker | LR1
Disclosure of transactions between related parties [line items]
Number of vessels										4
Number of vessels sold		1	2
Product tanker | LR1 | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels									1
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels				99	111	111
Vessels | STI Amber And STI Ville
Disclosure of transactions between related parties [line items]
Number of vessels sold					2
Vessels | 12 vessels
Disclosure of transactions between related parties [line items]
Number of vessels sold				12
Vessels | MR
Disclosure of transactions between related parties [line items]
Number of vessels								13			13
Vessels | MR | 11 MR Vessels and STI Lily
Disclosure of transactions between related parties [line items]
Number of vessels sold				11
Other related parties | Product tanker | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels										9
Other related parties | Product tanker | MR | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels										5
Other related parties | Product tanker | LR1 | Minority Interest in Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels		1						2		4
Other related parties | Vessels | Prepaid expense - SCM | 12 vessels
Disclosure of transactions between related parties [line items]
Contract termination fees | $				$ 1,800,000	$ 200,000
Accrued contract termination fees | $				100,000			$ 100,000
Other related parties | Vessels | Prepaid vessel operating expenses - SSM | 12 vessels
Disclosure of transactions between related parties [line items]
Contract termination fees | $				1,000,000	$ 100,000
Accrued contract termination fees | $				$ 100,000			$ 100,000
Other related parties | Vessels | MR | Scorpio Services Holding Limited (SSH) | STI Benicia
Disclosure of transactions between related parties [line items]
Number of vessels								1
Sale of ships, percentage of buyer-owned by related party								7.50%